NOTE 28. ISSUED CAPITAL	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 28. ISSUED CAPITAL

NOTE 28. ISSUED CAPITAL

(a)	Share Capital

	December 31, 2020		December 31, 2019		December 31, 2018
	Number of shares	A$	Number of shares	A$	Number of shares	A$

Ordinary Shares fully paid	6,513,671	32,089,997	3,377,386	18,902,029	3,377,386	18,902,029

(b)	Movements in ordinary share capital

	Number of Shares	A$

January 1, 2018	2,643,611	10,410,279
Issue of shares during the year 2018	25,275	491,750
Issue of shares for conversion of debt	708,500	8,000,000
December 31, 2018	3,377,386	18,902,029
Issue of shares during the year 2019	-	-
December 31, 2019	3,377,386	18,902,029
Issuance of shares for cash	1,643,406	7,121,283
Issue of shares for conversion of debt	988,408	4,122,562
Issuance of shares for services	4,471	23,249
Issuance of shares for acquisition of shares in subsidiary companies	500,000	2,060,000
Legal expenses in respect of issuance of shares	-	(139,126)
December 31, 2020	6,513,671	32,089,997

There is only one class of share on issue being ordinary fully paid shares. Holders of ordinary shares are treated equally in all respects regarding voting rights and with respect to the participation in dividends and in the distribution of surplus assets upon a winding up. The fully paid ordinary shares have no par value.

During the year 2018, the details of shares movements are as below:-

On July 17, 2018, the Company issued 25,275 ordinary shares at a share price of US$14.45 per share for a total subscription amount of US$365,224 (or about A$491,750). These 25,275 ordinary shares were issued for consultancy services payment.

On December 12, 2018, the shareholders of the Company approved the conversion of A$8,000,000 of debt owed to Marvel Finance Limited, the then ultimate holding company by the issuance of 708,500 shares in the Company.

During the year 2020, the details of shares movements are as below:-

Issuance of shares for cash

On February 24, 2020, the Company issued 158,730 shares at a share price of US$6.30 per share for a total subscription amount of US$1,000,000 (or about A$1,514,284). The proceeds from this sale of shares were used for repaying debts and working capital in the Company.

On May 12, 2020, the Company issued 126,984 shares as a result of the exercise of the warrants referred to (d) below.

On September 15, 2020, the Company issued 450,000 shares at a share price of US$3.00 per share for a total subscription amount of US$1,350,000 (or about A$1,845,000). The proceeds from this sale of shares were used for the Company's operations and working capital.

On December 2, 2020, the Company issued 600,000 shares at a share price of US$3.00 per share for a total subscription amount of US$1,800,000 (or about A$2,442,000). The proceeds from this sale of shares are intended to be used for working capital purposes and development of existing and new business.

On December 21, 2020, the Company issued 307,692 shares at a share price of US$3.25 per share for a total subscription amount of US$1,000,000 (or about A$1.319,999). The proceeds from this sale of shares were intended to be used for the new product design for the filter business.

Issuance of shares on conversion of debt

On July 25, 2020, the Company issued 700,000 shares at a share price of US$3.00 per share for payment of debt totaling HK$16,380,000 (equivalent to about US$2,100,000 or about A$2,940,000).

On October 6, 2020, the Company issued 241,667 shares at a share price of US$3.90 per share for payment of debt totaling HK$5,655,000 (equivalent to about A$1,007,751).

On October 6, 2020, the Company issued 46,741 shares for US$125,852 (equivalent to about A$174,811) in interest payment on the Convertible Notes.

Issuance of shares for services

On September 15, 2020, the Company issued 4,471 shares at a share price of US$3.81 per share for a total payment of US$17,035 (equivalent to about A$23,249) for technical support services.

Issuance of shares for acquisition of subsidiary company

On September 17, 2020, the Company issued a total of 500,000 shares at a price of US$3.00 per share for a total payment of US$1,500,000 (equivalent to about A$2,060,000) for the acquisition of 51% equity interest in Sunup Holdings Limited.

(b)	Movements in ordinary share capital (Continued)

Subsequent to the year end to the date of this report, the details of shares movement are as below:-

As announced in the Form 6K on February 1, 2021, on January 28, 2021, the Company entered into a into a conditional sale and purchase agreement ("Koala Agreement") to acquire 70% equity interests in Shenzhen Koala Wisdom Fire Engineering Co., Ltd. ("Shenzhen Koala"). Pursuant to the agreement, the vendors will sign up contracts for deployment of IoT Detection System of not less than RMB200,000 within 60 days from the date of the Agreement. IMTE shall purchase 70% equity interests in Shenzhen Koala for US$40,000 ("Initial Consideration") by the issuance of a total of 10,000 shares in the Company. The Company shall also pay a deferred consideration of the profits less the Initial Consideration. The deferred consideration shall be paid by the issuance of shares in the Company (to a maximum number of shares not equal or exceeding 20% of the then issued shares of the Company) at a price equal to 85% of the prior 15 days volume weighted average price (VWAP) of the Company's share price immediately prior to the date of the parties agreeing to the Profits and such date shall not be later than March 31, 2022. Profits is defined as the profits before taxation of Shenzhen Koala for the period from the Completion Date to December 31, 2021 and excluding any relevant gross profits from uncollected sales receipts.

On February 2, 2021, the Company issued 17,744 ordinary shares at a share price of US$3.6125 per share for a total amount of US$64,100 (or about A$84,000) for performance remuneration.

On February 5, 2021, the Company issued 2,768 ordinary shares at a share price of US$3.6125 per share for a total amount of US$10,000 (or about A$13,000) for provision of accounting and administrative services.

As announced in the Form 6K on February 22, 2021, the Company entered into a Securities Purchase Agreement for the sale of 625,000 shares of the Company to an investor at a price of US$4.00 per share for US$2,500,000 (approximately A$3,162,500). The Company intends to use the net cash proceeds for working capital purposes and development of existing and new businesses.

As announced in the Form 6K on March 8, 2021, on March 4, 2021, the Company entered into subscription agreements in a private placement with twelve investors outside the United States to subscribe a total of 573,350 shares in the Company at a price of US$4.00 per share for total proceeds of US$2,293,400 (approximately A$2,942,900). The use of the proceeds is to build out manufacturing infrastructure and working capital.

As announced in the Form 6K on March 23, 2021, the Company entered into a Securities Purchase Agreement for the sale of 708,000 ordinary shares of, no par value, of the Company ("Ordinary Shares") to an accredited investor ("Investor") at a price of US$6.50 per share (the "Cash Offering"). The Cash Offering is for US$4,602,000 (approximately A$6,046,000) and will generate net cash proceeds of approximately US$4,577,000 (approximately A$6,013,000) after deducting estimated expenses in connection with the offering. The Company intends to use the net cash proceeds for developing its current businesses, corporate expenditures and general corporate purposes.

(c)	Convertible Notes

During the year 2020, the details of convertible notes movements are as below:-

On January 20, 2020, the Company entered into a convertible note purchase agreement with CIMB Limited, an independent third party. Pursuant to this agreement the holder of the note can convert this note for 2 years from the date of issuance to maturity on January 20, 2022 at a price of US$5.00 per shares, subject to adjustment, over the term of the note. The Company, at its sole option, may pay interests in ordinary shares based on 75% of the average of the closing price of its ordinary shares for the five trading days prior to each end-of-quarter interest due date. During the year, the Company paid a total of US$125,852 (or equivalent to about A$174,811) in interest by issuance of 46,741 shares in the Company.

On August 11, 2020, the Company entered into a convertible note purchase agreement with Nextglass Technologies Inc. Pursuant to this agreement the holder of the note can convert this note for 2 years from the date of issuance to maturity on December 2022 at a price of US$3.0 per shares, subject to adjustment, over the term of the note. This note carries no interest.

(d)	Warrants

On February 20, 2020, the Company entered into a Securities Purchase Agreement for the sale of 158,730 ordinary shares of the Company and warrants ("Warrants") to purchase up to 126,984 ordinary shares. The Warrants were exercisable for the period of 12 months from the date of issuance, at an exercise price of US$10.50 per share. If the volume weighted average price ("VWAP") of the Company's ordinary shares on the trading day immediately prior to the exercise date is less than US$10.50, then the Warrants may be exercised at such time by means of a cashless exercise where each Warrant exercised would receive one share without any cash payment to the Company. On May 12, 2020, all the Warrants were exercised by means of a cashless exercise.

(e)	Options

The Company has no share options outstanding at the date of our Annual Report.

In August 2020, an Employee Share Option Plan ("ESOP") was approved and established by the board. The ESOP is available to employee, consultants and eligible persons (as the case may be) of the Company as the board may in its discretion determine. The total number of the shares which may be offered by the Company under the ESOP shall not at any time exceed 5% of the Company's total issued shares when aggregated with the number of shares issued or that may be issued as a result of offers made at any time during the previous 3-year period.

The shares are to be issued at a price determined by the board. The options are to be issued for no consideration. The exercise price, duration and other relevant terms of an option is to be determined by the board at its sole discretion.

In September 2020, the Company approved a plan that is pending shareholder approval to grant options to subscribe up to 261,000 ordinary shares for employees, directors and consultants under the ESOP. The ESOP will be a two-year plan with a vesting schedule that 50% of the shares vest six months after the vesting commencement date and the balance of the shares vest on the first anniversary of the vesting commencement date. The exercise prices will range from US$3.50 to US$3.70 per share. Each option when exercised will entitle the option holder to one ordinary share in the Company. Options will be able to be exercisable on or before an expiry date, will not carry any voting or dividend rights and will not be transferable except on death of the option holder.